Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 28, 2015
Registrant Name	dei_EntityRegistrantName	Advisors' Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2015
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2015
Prospectus Date	rr_ProspectusDate	Sep. 28, 2015
FROST MID CAP EQUITY FUND
Risk Return Abstract	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000890540_SupplementTextBlock

THE ADVISORS' INNER CIRCLE FUND II (THE "TRUST")

FROST MID CAP EQUITY FUND (THE "FUND")

SUPPLEMENT DATED SEPTEMBER 28, 2015 TO THE INVESTOR CLASS SHARES PROSPECTUS, DATED NOVEMBER 28, 2014, AS SUPPLEMENTED DECEMBER 22, 2014 AND MARCH 26, 2015 (THE "INVESTOR CLASS PROSPECTUS"), THE INSTITUTIONAL CLASS SHARES PROSPECTUS, DATED NOVEMBER 28, 2014, AS SUPPLEMENTED DECEMBER 22, 2014 (THE "INSTITUTIONAL CLASS PROSPECTUS," AND, TOGETHER WITH THE INVESTOR CLASS PROSPECTUS, THE "PROSPECTUSES") AND THE STATEMENT OF ADDITIONAL INFORMATION, DATED NOVEMBER 28, 2014, AS SUPPLEMENTED DECEMBER 22, 2014 AND MARCH 26, 2015 (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES AND SAI.

On October 1, 2015, the termination of Luther King Capital Management Corporation ("LKCM") as sub-adviser to the Fund and the reduction of the Management Fees of the Fund, which were approved at the August 24, 2015 meeting of the Board of Trustees of the Trust, will become effective. Accordingly, effective October 1, 2015, the Fund's Prospectuses and SAI are amended and supplemented as follows:

I. SUB-ADVISER TERMINATION

1. All references to LKCM and its personnel, and the Fund's current sub-advisory arrangements in the Prospectuses and SAI are hereby deleted.

Expense [Heading]	rr_ExpenseHeading	REDUCTION OF MANAGEMENT FEES
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	The "Annual Fund Operating Expenses" table is hereby deleted and replaced with the following:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The "Example" table is hereby deleted and replaced with the following:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's "Principal Investment Strategies" summary section in the Prospectuses is hereby deleted and replaced with the following:

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-capitalization companies. This investment strategy may be changed by the Fund upon 60 days' prior written notice to shareholders. The Fund considers mid-capitalization companies to be those companies with total market capitalizations between $2 billion and $25 billion at the time of initial purchase.

The equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, rights and warrants. Preferred stocks are units of ownership in a company that normally have preference over common stock in the payment of dividends and the liquidation of the company. Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the company's common stock at the holder's option during a specified time period. A right is a privilege granted to existing shareholders of a company to subscribe to shares of a new issue of common stock before it is issued. Warrants are securities that are usually issued together with a debt security or preferred stock that give the holder the right to buy a proportionate amount of common stock at a specified price.

In selecting investments for the Fund, the Adviser performs fundamental analyses to seek to identify high-quality companies, focusing on the following characteristics:

o Strong balance sheets;

o Competitive advantages;

o High and/or improving financial returns;

o Free cash flow;

o Reinvestment opportunities; and

o Prominent market share positions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small capitalization companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The last paragraph in the Fund's "Principal Risks" summary section in the Prospectuses is hereby deleted and replaced with the following:

MANAGEMENT RISK - The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The four sentences preceding the bar chart in the Fund's "Performance Information" summary section in the Prospectuses are hereby deleted and replaced with the following:

Prior to February 13, 2012, the Fund employed a different investment strategy and prior to October 1, 2015, the Fund had a sub-adviser. Therefore, the past performance shown below may have differed if the Fund's current investment strategy had been in effect and the Fund did not have a sub-adviser. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

Supplement Closing [Text Block]	ck0000890540_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. FIA-SK-033-0100
FROST MID CAP EQUITY FUND | INVESTOR CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,601
FROST MID CAP EQUITY FUND | INSTITUTIONAL CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,317

[1]	Management Fees have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because Management Fees have been restated to reflect current fees.